ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Comprehensive Income (Loss), before Reclassification Adjustments and Tax [Abstract]
Unrealized gain (loss) on debt securities	$ (14,461)	$ 8,447	$ 751
Unrealized gain (loss) on derivatives	628	810	809
Retirement obligations	(12,319)	2,775	884
Total	(26,152)	12,032	2,444
Other Comprehensive Income (Loss) Reclassifications before Tax [Abstract]
Unrealized gain (loss) on debt securities	(161)	1,649	234
Unrealized gain (loss) on derivatives	0	0	0
Retirement obligation	1,775	1,511	1,195
Total	(1,936)	138	(961)
Transactions Pre-tax
Unrealized gain (loss) on debt securities	(14,300)	6,798	517
Unrealized gain (loss) on derivatives	628	810	809
Retirement obligation	(10,544)	4,286	2,079
Total	(24,216)	11,894	3,405
Transactions Tax-effect
Unrealized gain (loss) on debt securities	3,071	(2,431)	(133)
Unrealized gain (loss) on derivatives	(144)	(296)	(301)
Retirement obligation	2,364	(1,114)	(834)
Total	5,291	(3,841)	(1,268)
Transactions Net of tax
Unrealized gain (loss) on debt securities	(11,229)	4,367	384
Unrealized gain (loss) on derivatives	484	514	508
Retirement obligation	(8,180)	3,172	1,245
Total	(18,925)	8,053	2,137
Cumulative effect of accounting change
Unrealized gain (loss) on debt securities	(190)
Unrealized gain (loss) on derivatives	(124)
Retirement obligation	(4,779)
Total	(5,093)
Balances Net of tax
Unrealized gain (loss) on debt securities	(11,601)	(182)	(4,549)	$ (4,933)
Unrealized gain (loss) on derivatives	(217)	(577)	(1,091)	(1,599)
Retirement obligation	(32,590)	(19,631)	(22,803)	(24,048)
Total	$ (44,408)	$ (20,390)	$ (28,443)	$ (30,580)